Commitments and contingencies	12 Months Ended
Mar. 31, 2026
Commitments and contingencies
Commitments and contingencies

22.         Commitments and contingencies

Commitments

In May 2023, the Group agreed to purchase up to 300 Boeing 737 MAX-10 aircraft (150 firm orders and 150 subject to option) from the Boeing Company for delivery between 2027 and 2033. This agreement received shareholder approval at the Company’s AGM in September 2023.

The table below includes the future Purchase Obligations for firm aircraft purchases under the 2023 Boeing Contract. This table is calculated by multiplying the number of firm aircraft the Group is obligated to purchase under its agreement with Boeing during the relevant period by the standard list price (at the time of announcing the transaction) of approximately U.S.$135m for each Boeing 737 MAX-10 aircraft, adjusted for (i) basic credits (approximately 60% of the standard list price); and (ii) price escalation over the original scheduled delivery timeframe. The dollar-denominated obligations are converted into euro at the year-end exchange rate of U.S. $1.1552 = €1.00. The Group is eligible for further customer specific credits, reflective, inter alia, of its longstanding partnership with Boeing, and the Group’s largest ever single order of up to 300 Boeing 737 MAX-10 aircraft (including 150 firm orders and 150 options) under the 2023 Boeing Contract. These customer-specific credits are not included in the table below but will reduce the average amount payable per aircraft, and therefore, the Group’s obligations due under the 2023 Boeing Contract. The Group considers that Boeing customer specific credits are not material to the Group’s cash outflows over the time horizon of the 2023 Boeing Contract. Under the terms of the 2023 Boeing Contract, the Group is required to make periodic advance payments of the purchase price for aircraft it has agreed to purchase over the two-year period preceding the scheduled delivery of aircraft with the balance of the purchase price being due at the time of delivery. Purchase Obligations detailed below are based on an agreed delivery schedule as of March 31, 2026.

	Obligations Due by Period
Purchase Obligations	Total	<1 year	1-2 years	2-5 years	After 5 years
	€M	€M	€M	€M	€M
Purchase contracts with Boeing	8,693	722	1,261	4,372	2,338

Contingencies

The Company is engaged in litigation arising in the ordinary course of its business. Although no assurance can be given as to the outcome of any current or pending litigation, management does not believe that any such litigation will, individually or in the aggregate, have a material adverse effect on the results of operations or financial condition of the Company, except as described below (an amount of €154 million in respect of the following items has been recorded within accrued expenses and other liabilities).

Since 2002, the European Commission has examined the agreements between Ryanair and various airports to establish whether they constituted illegal State aid. In many cases (Bratislava, Tampere, Marseille, Berlin (Schönefeld), Aarhus, Dusseldorf (Weeze), Brussels (Charleroi), Alghero, Stockholm (Västerås), Lübeck, Riga, Târgu Mureș, Paris (Beauvais), and certain of Ryanair’s agreements prior to 2009 with Frankfurt (Hahn)), the European Commission concluded that the agreements did not constitute State aid. In 2004, the European Commission announced a finding of approximately €4m of State aid to Ryanair in its arrangements with Brussels (Charleroi) airport, although this decision was overturned on appeal in 2008 by the EU General Court. In 2014, the European Commission announced findings of State aid to Ryanair in its arrangements with Pau, Nimes, Angouleme, Altenburg and Zweibrücken airports, ordering Ryanair to repay a total of approximately €10m of alleged aid, and in 2016 the European Commission announced findings of State aid to Ryanair in its arrangements with Cagliari and Klagenfurt airports, ordering Ryanair to repay approximately €13m of alleged aid. Ryanair appealed these “aid” decisions to the EU General Court and the Zweibrücken decision was overturned in 2018. Also in 2018, the General Court upheld the European Commission’s findings regarding Ryanair’s arrangements with Pau, Nimes, Angouleme and Altenburg airports. Ryanair appealed the negative findings to the Court of Justice of the EU but in 2019 Ryanair discontinued these appeals as the Court had refused to grant an oral hearing in any of the cases. The appeal before the General Court regarding Ryanair’s arrangements with Cagliari airport was discontinued following the European Commission’s withdrawal of its 2016 decision in 2023 as a result of a General Court ruling in a related case. In 2021, the General Court upheld the European Commission’s finding regarding Ryanair’s arrangements with Klagenfurt airport. Ryanair appealed this negative finding to the Court of Justice of the EU in 2021 and received a ruling in 2023 where the European Commission’s finding was upheld. In 2019, the European Commission announced findings of State aid to Ryanair in its arrangements with Montpellier airport, ordering Ryanair to repay a total of approximately €9m of alleged aid. Ryanair appealed this decision to the EU General Court and received a judgment in 2023 upholding the European Commission’s finding.  Ryanair appealed the General Court judgment to the European Court of Justice, but discontinued the appeal in 2024 as the Court indicated it would proceed without an oral hearing or Advocate General opinion. In 2022, the European Commission announced findings of State aid to Ryanair in its arrangements with La Rochelle airport, ordering Ryanair to repay a total of approximately €8m of alleged aid. Ryanair appealed this decision to the General Court in 2023 and expects a ruling in 2026. In 2024, the European Commission announced a finding of State aid to Ryanair at Frankfurt (Hahn) airport relating to certain arrangements between 2003 and 2018, ordering Ryanair to repay approximately €14m of alleged aid. Ryanair appealed this decision to the General Court in 2025 and expects a ruling in 2026 or 2027. In 2025, the European Commission announced a finding of State aid to Ryanair at Carcassonne airport, ordering Ryanair to repay approximately €1.8m of alleged aid. Ryanair will appeal this decision to the General Court when it is published by the European Commission. Ryanair is facing similar legal challenges with respect to agreements with certain other airports, notably Girona, Reus and Beziers. These investigations are ongoing (as is the European Commission’s re-examination of the Cagliari case following its withdrawal in 2023 of the 2016 “aid” decision), and Ryanair currently expects that they will conclude in 2026, with any European Commission decisions appealable to the EU General Court. In addition to the European Commission investigations, Ryanair faced an allegation that it benefited from unlawful State aid in a German court case launched by Lufthansa in 2006 in relation to Ryanair’s arrangements with Frankfurt (Hahn) airport. Lufthansa withdrew the case from the German courts in 2025. Adverse rulings in the above or similar cases could be used as precedents by competitors to challenge Ryanair’s agreements with other publicly owned airports and could cause Ryanair to strongly reconsider its growth strategy in relation to public or state-owned airports across Europe. This could in turn lead to a scaling back of Ryanair’s growth strategy due to the smaller number of privately owned airports available for development. No assurance can be given as to the outcome of these proceedings, nor as to whether any unfavorable outcomes may, individually or in the aggregate, have a material adverse effect on the results of operations or financial condition of the Company.

In 2023, the Spanish Ministry of Consumer Affairs launched sanctioning proceedings against Ryanair and several other airlines regarding cabin baggage and other customer policies. The Company filed submissions with the Ministry explaining that its policies are fair, necessary for operational and safety purposes, and fully transparent. In May 2024, the Ministry proposed to order the discontinuation of these policies and imposition of substantial fines on Ryanair and other airlines. In November 2024, the Minister of Consumer Affairs decided to impose fines of approx. €170m on several airlines, including €107m on Ryanair, and to order discontinuation of the cabin baggage and several other customer policies. Ryanair and other airlines appealed this decision before Spanish courts, and obtained a suspension of the discontinuation order and of the fines (subject to a bank guarantee) pending appeals. The Minister’s decision is therefore currently not enforceable. In October 2025, the European Commission opened an infringement procedure against Spain for failing to bring national legislation in respect of charges for larger cabin bags in line with EU law. The European Commission also found that the Minister’s decisions against Ryanair and other airlines infringe EU law. The European Commission may refer the matter to the Court of Justice of the EU if Spain fails to address the matter. Ryanair intends to fully defend its position with reference to its rights under Spanish and EU law, as well as positive court rulings in similar matters, but the outcome of these proceedings cannot be guaranteed.

In December 2025, the Italian competition authority (AGCM) issued a decision finding that Ryanair had abused a dominant position in its dealings with OTAs and bricks & mortar travel agents between April 2023 and April 2025, and fining Ryanair €256m. Ryanair believes there is no merit in this decision and has filed an appeal to the Administrative Tribunal of Lazio with reference to, amongst others, case law supporting its current distribution model, including January 2024 rulings of the Court of Appeal of Milan in cases brought by OTAs Lastminute and Viaggiare, which found that Ryanair’s direct distribution model benefited consumers and did not entail an abuse of a dominant position. The Italian court appeals will likely take up to three years to be resolved. Ryanair intends to bring to the attention of the courts the May 2026 ruling by the Italian Council of State on Ryanair’s appeal of the AGCM’s decision concerning refunds to passengers and a promotion during Covid, in which the Council of State found that the AGCM had discriminated against Ryanair (relative to other airlines) during the investigation, and which overturned the €4.2m fine imposed by the AGCM on Ryanair.